Discontinued Operation and Assets and Liabilities Related to Discontinued Operation - Schedule of Aggregated Financial Results of Discontinued Operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Aggregated Financial Results Of Discontinued Operations Abstract
Net revenue		$ 1,328,203	$ 1,825,288	$ 3,702,619	$ 1,634,221
Cost of revenue		(702,230)	(1,121,174)	(2,216,444)	(389,022)
Taxes and other surcharges		(5,623)
Gross profit		620,350	698,516	1,476,241	1,241,411
Operating expenses		(285,038)	(551,578)	(471,218)	(194,476)
Other income/(expenses).net		1,325
(Loss)/income before income tax		336,637	148,439	1,015,201	1,054,864
Income tax expense		(65,589)	19,381	(169,458)	(72,729)
(Loss)/income from discontinued operation, net of income tax	$ 0	$ 271,048	$ 167,820	$ 845,743	$ 982,135